Accounts receivable from card issuers - Summary of Accounts Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Trade receivables [line items]
Allowance for expected credit losses	R$ (80,418)	R$ (32,463)	R$ (23,656)
Accounts receivable from card issuers	19,286,590	16,307,155
Accounts receivable from card issuers
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	18,865,658	16,031,948
Accounts receivable from other acquirers	436,035	287,972
Allowance for expected credit losses	(15,103)	(12,765)	R$ (7,236)
Accounts receivable from card issuers	R$ 19,286,590	R$ 16,307,155